Shareholder Report	12 Months Ended
Oct. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Capital Group Private Client Services Funds
Entity Central Index Key	0001474365
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Capital Group California Core Municipal Fund
Shareholder Report [Line Items]
Fund Name	Capital Group California Core Municipal Fund
Class Name	Capital Group California Core Municipal Fund
Trading Symbol	CCCMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group California Core Municipal Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCCMX	$ 27	0.26%

Expenses Paid, Amount	$ 27
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s shares gained 6.74% for the year ended October 31, 2024. That result compares with a 6.25% gain for the Bloomberg California Short-Intermediate Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. During the fund’s fiscal year, higher municipal bond yields attracted investors.
Consistent with the fund’s objective, the portfolio is invested primarily in California-based municipal bonds, with a small percentage of municipal securities sourced elsewhere but which still offer tax advantages to California residents. The fund’s holding in longer duration securities were particularly additive to total return, as were securities with lower credit quality and higher yields.
Conversely, short-duration securities had less of an impact on returns for the period. The fund’s small cash position, while generally invested in short-term equivalents, also added less to the portfolio’s return, though this cash position can help offset volatility and allows managers to take advantage of potential opportunities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Group California Core Municipal Fund *	6.74%	1.01%	1.58%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg California Short-Intermediate Municipal Index †	6.25%	0.97%	1.55%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg California Short-Intermediate Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg California Short-Intermediate Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 635,000,000
Holdings Count | Holding	479
Advisory Fees Paid, Amount	$ 2,000,000
Investment Company, Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in millions)	$ 635%
Total number of portfolio holdings	$ 479%
Total advisory fees paid (in millions)	$ 2%
Portfolio turnover rate	$ 26%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.

Capital Group California Short-Term Municipal Fund
Shareholder Report [Line Items]
Fund Name	Capital Group California Short-Term Municipal Fund
Class Name	Capital Group California Short-Term Municipal Fund
Trading Symbol	CCSTX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Capital Group California Short-Term Municipal Fund (the "fund") for the period from November 1, 2023 to October 31, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at capitalgroup.com/PCS-literature . You can also request this information by contacting us at (800) 421-4225.
Additional Information Phone Number	(800) 421-4225
Additional Information Website	capitalgroup.com/PCS-literature
Expenses [Text Block]	What were the fund costs for the last year ? (based on a hypothetical $10,000 investment)
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCSTX	$ 31	0.30%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.30%
Factors Affecting Performance [Text Block]
Management's discussion of fund performance
The fund’s shares gained 5.27% for the year ended October 31, 2024. That result compares with a 5.27% gain for the Bloomberg California Short Municipal Index. For information on returns for additional periods, including the fund lifetime, please refer to
capitalgroup.com/PCS-returns
.
What factors influenced results
Consistent growth and easing inflation over the past year allowed the U.S. Federal Reserve to lower interest rates in September 2024. This initially pushed U.S. Treasury yields down, only to climb in October as concerns resurfaced about the long-term impact of rising U.S. debt. During the fund’s fiscal year, higher municipal bond yields attracted investors.
Consistent with the fund’s objective, the portfolio is invested primarily in California-based municipal bonds with shorter durations and generally high credit quality. Over the fiscal year, the municipal bond market generally favored longer durations and lower quality, higher yielding bonds. Thus, the fund’s holdings in relatively longer duration, lower quality securities were particularly additive to returns.
Nonetheless, with the bond markets generally strong, the fund’s shorter duration, higher quality positions were still additive to returns. The fund’s small cash position, while generally invested in short-term equivalents, also added less to the portfolio’s return, though this cash position can help offset volatility and allows managers to take advantage of potential opportunities.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a predictor of its future performance.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average annual total returns
	1 year	5 years	10 years
Capital Group California Short-Term Municipal Fund *	5.27%	0.88%	1.02%
Bloomberg Municipal Bond Index †	9.70%	1.05%	2.30%
Bloomberg California Short Municipal Index †	5.27%	1.06%	1.22%
Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg California Short Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
*
Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, results reflect fee waivers and/or expense reimbursements, without which they would have been lower.
†
Results assume all distributions are reinvested. Any market index shown is unmanaged, and therefore, has no expenses. Investors cannot invest directly in an index. Source(s): Bloomberg Index Services Ltd.

No Deduction of Taxes [Text Block]	The line chart and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Performance Table Market Index Changed [Text Block]	Effective July 24, 2024, the fund's primary benchmark changed from the Bloomberg California Short Municipal Index (the "Previous Primary Benchmark") to the Bloomberg Municipal Bond Index, a broad-based index that represents the overall applicable securities market, as required by the SEC. The Previous Primary Benchmark provides a means to compare the fund's results to a benchmark that the investment adviser believes is more representative of the fund's investment universe. There is no change in the fund's investment strategies as a result of the benchmark change.
Net Assets	$ 107,696,000
Holdings Count | Holding	174
Advisory Fees Paid, Amount	$ 256,000
Investment Company, Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Key fund statistics
Fund net assets (in thousands)	$ 107,696%
Total number of portfolio holdings	$ 174%
Total advisory fees paid (in thousands)	$ 256%
Portfolio turnover rate	$ 35%

Holdings [Text Block]
Portfolio quality summary
*
(percent of net assets)
*
Bond ratings, which typically range from AAA/Aaa (highest) to D (lowest), are assigned by credit rating agencies such as Standard & Poor’s, Moody’s and/or Fitch as an indication of an issuer’s creditworthiness. In assigning a credit rating to a security, the fund looks specifically to the ratings assigned to the issuer of the security by Standard & Poor’s, Moody’s and/or Fitch. If agency ratings differ, the security will be considered to have received the highest of those ratings, consistent with the fund’s investment policies.
†
Includes derivatives.